Financial Instruments - Summary of Partnership's Financing receivables and Direct financing leases (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	$ 213,041
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	390,571
Financing Receivable, before Allowance for Credit Loss	676,987
Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	125,641
Loans Receivable [Member] | Exmar Lpg Bvba [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	52,266
Loans Receivable [Member] | Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	73,375
Sales-Type or Direct Financing [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	213,041
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	338,305
Financing Receivable, before Allowance for Credit Loss	551,346
Sales-Type or Direct Financing [Member] | Teekay Tangguh Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	338,305
Financing Receivable, before Allowance for Credit Loss	338,305
Sales-Type or Direct Financing [Member] | Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	213,041
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	$ 213,041